Property and Equipment - Reconciliation of Property and Equipment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 214,272
Balance at end of period	204,466	$ 214,272
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	640,465	559,508
Acquisitions through business combination		59,475
Additions	21,254	7,233
Changes in estimate for asset retirement obligations	(236)
Asset retirement obligations		12,099
Transfer from exploration and evaluation assets	2,271	2,150
Foreign exchange	4,602
Balance at end of period	668,356	640,465
Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(426,193)	(397,944)
Depletion, depreciation and amortization for the year	37,697	28,249
Balance at end of period	(463,890)	(426,193)
PNG Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	210,027
Balance at end of period	200,981	210,027
PNG Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	625,893	545,551
Acquisitions through business combination		59,475
Additions	20,301	6,618
Changes in estimate for asset retirement obligations	(236)
Asset retirement obligations		12,099
Transfer from exploration and evaluation assets	2,271	2,150
Foreign exchange	4,602
Balance at end of period	652,831	625,893
PNG Assets [member] | Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(415,866)	(388,954)
Depletion, depreciation and amortization for the year	35,984	26,912
Balance at end of period	(451,850)	(415,866)
Other Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,245
Balance at end of period	3,485	4,245
Other Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	14,572	13,957
Acquisitions through business combination		0
Additions	953	615
Changes in estimate for asset retirement obligations	0
Asset retirement obligations		0
Transfer from exploration and evaluation assets	0	0
Foreign exchange	0
Balance at end of period	15,525	14,572
Other Assets [member] | Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(10,327)	(8,990)
Depletion, depreciation and amortization for the year	1,713	1,337
Balance at end of period	$ (12,040)	$ (10,327)